TRADE AND OTHER PAYABLES (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Trade and other current payables [abstract]
Trade creditors	$ 1,333,890	$ 65,049
Accrued research and development expenses	333,645	493,307
Accrued corporate personnel expenses	0	345
Accrued professional fees	183,795	261,232
Other accrued expenses	192,726	50,355
Other Payables	11,191	22,146
Total	$ 2,055,247	$ 892,434